Summary of Significant Accounting Policies Narrative (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 01, 2018	Mar. 25, 2018	Mar. 26, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred revenue		$ 124,513	$ 116,132	$ 86,131	$ 82,765
Deferred revenue percentage, season-long products	88.00%
Revenue from contract with customer		4,200
Inventories		40,303	37,938	29,719	26,276
Other current assets		14,408	10,423	10,266
Net change in other assets/liabilities		278	226
Other non-cash expenses		(13,112)	(21,379)	(13,516)	(13,300)	$ (15,321)
Reclassification of stranded tax effect		400
Non-cash foreign currency (gain) loss on debt				(30,912)	(14,771)	81,608
(Gain) loss on other transactions				1,826	115	(592)
(Gain) loss on foreign currency		10,094	(2,671)	(29,086)	(14,656)	81,016
Depreciation and amortization				152,500	131,200	125,500
Self-insurance reserves		24,811	25,833	25,107	27,063
Advertising expense				63,900	60,800	58,700
Effective income tax rate reconciliation, share-based compensation, excess tax benefit, Amount				1,400
Payments related to tax withholding for equity compensation		$ (6,919)	(1,904)	$ (4,173)	$ (920)	$ (3,733)
Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating period		130 days
Finite-lived intangible asset, useful life				4 years
Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating period		140 days
Finite-lived intangible asset, useful life				20 years
Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other current assets			1,400
Scenario, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventories			(1,400)
Net change in other assets/liabilities			(16,800)
Other non-cash expenses			$ 16,800